Lease Liabilities (Details) - USD ($)								3 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended
	Nov. 11, 2021	Jul. 13, 2021	Jul. 13, 2021	Jul. 06, 2021	Jul. 06, 2021	Jun. 02, 2021	Jun. 01, 2021	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Lease Liabilities [Abstract]
Operating right-of-use asset				$ 76,136	$ 76,136			$ 182,878	$ 268,509	$ 182,878	$ 268,509
Operating right-of-use liability				79,054	79,054
Rent expense				$ 14,140						$ 182,043
Operating Lease description	On November 11, 2021, the Company renewed its lease agreement (“Renewed Lease Agreement”) for their California kitchen facility, effective on January 1, 2022. The Renewed Lease Agreement provides for (i) a term of six months from the effective date which terminated on June 30, 2022; (ii) a monthly base rent of $9,960 and; (iii) a monthly storage fee of $2,340. The Renewed Lease Agreement can be terminated with two months’ notice. The Company has elected not to recognize right-of-use (“ROU”) assets and lease liabilities for short-term leases that have a term of 12 months or less (see Note 2).					the Company entered into a lease agreement, effective July 13, 2021, for its facility in Pembroke Pine, Florida. The lease is for a period of 36 months commencing in July 2021 and expiring in July 2024. Pursuant to the lease agreement, the Company shall pay a monthly base rent of; (i) $8,062 in the first year; (ii) $8,465 in the second year and; (iii) $8,888 in the third year.	On June 1, 2021, the Company entered into a lease agreement, effective July 13, 2021, for its facility in Pembroke Pine, Florida. The lease is for a period of 36 months commencing in July 2021 and expiring in July 2024. Pursuant to the lease agreement, the Company shall pay a monthly base rent of; (i) $8,062 in the first year; (ii) $8,465 in the second year and; (iii) $8,888 in the third year.
Operating lease liabilities discount rate								10.00%		10.00%
Financing lease description		On July 13, 2021, the Company entered into a financing agreement with a lessor for the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $6,500 for a period of 36 months commencing in August 2021 through August 2024. The monthly payment shall consist of $6,000 cash and $500 in gift card allowance, reflected in the accompanying unaudited consolidated balance sheet under accrued expense and other liabilities. At the effective date of the financing agreement, the Company recorded a financing lease payable of $200,509.	the Company entered into a financing agreement with a lessor for the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $6,500 for a period of 36 months commencing in August 2021 through August 2024. The monthly payment shall consist of $6,000 cash and $500 in gift card allowance, reflected in the accompanying balance sheet under accrued expense and other liabilities.
Financing lease liability discount rate		10.00%	10.00%					10.00%		10.00%
Depreciation expense								$ 16,709	$ 19,494	$ 50,127
Lease and rental expense					$ 14,140
Operating Leases Rent Expenses Net											$ 154,078
Operating lease liabilities discount rate									10.00%		10.00%
Financing lease payable		$ 200,509	$ 200,509